Segment and Geographic Data (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Information About Reportable Segments
Information about the Company’s reportable segments is as follows:

	Total Revenues, net for the Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
North America	$728,379	$816,418	$946,307
International	312,477	396,045	431,817

Total revenues, net	$1,040,856	$1,212,463	$1,378,124

	Net (Loss) Income for the Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Segment operating (loss) income:
North America	$(218,997)	$218,257	$271,123
International	83,330	130,622	136,337

Total segment operating (loss) income	$(135,667)	$348,879	$407,460
General corporate expenses	147,283	152,595	191,298
Interest expense	81,141	87,909	123,310
Other expense, net	1,691	1,358	349
Early extinguishment of debt	—	30,352	—
(Benefit from) provision for income taxes	(114,379)	9,773	17,462

Net (loss) income	$(251,403)	$66,892	$75,041
Net loss attributable to the noncontrolling interest	—	—	38

Net (loss) income attributable to WW International, Inc.	$(251,403)	$66,892	$75,079

	Depreciation and Amortization for the Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
North America	$32,521	$39,270	$39,740
International	1,660	2,671	3,002

Total segment depreciation and amortization	$34,181	$41,941	$42,742
General corporate depreciation and amortization	14,638	12,745	16,780

Depreciation and amortization	$48,819	$54,686	$59,522

Information About Sources of Revenue, Long-Lived Assets and Operating Lease Assets by Geographic Area
The following tables present information about the Company’s revenue and other information by geographic area. There were no material amounts of sales or transfers among geographic areas and no material amounts of U.S. export sales.

	Total Revenues, net for the Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
United States	$683,449	$761,358	$885,152
Canada	44,930	55,060	61,155
Continental Europe	239,129	297,910	313,380
United Kingdom	47,995	65,820	84,387
Other	25,353	32,315	34,050

	$1,040,856	$1,212,463	$1,378,124

	Long-Lived Assets (1)
	December 31, 2022	January 1, 2022
United States	$24,417	$31,566
Canada	2,412	3,198
Continental Europe	907	1,111
United Kingdom	303	1,002
Other	190	342

	$28,229	$37,219

(1)	Amounts include finance lease assets

	Operating Lease Assets
	December 31, 2022	January 1, 2022
United States	$68,062	$80,609
Canada	4,159	5,079
Continental Europe	2,304	2,216
United Kingdom	1,169	1,732
Other	2	266

	$75,696	$89,902